Interest Rate Benchmark Reform - Amounts Impacted by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	£ 3,406	£ 3,316
Other financial assets at fair value through profit or loss	208	386
Other financial assets at amortised cost	1,163	7,056
Financial assets at fair value through other comprehensive income	8,950	9,747
Assets	292,332	281,702	£ 283,372
Derivative financial instruments	1,584	1,448
Other financial liabilities at fair value through profit or loss	1,434	1,713
Liabilities	276,396	£ 265,685	£ 267,463
GBP LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	33,486
Other financial assets at fair value through profit or loss	968
Other financial assets at amortised cost	15,062
Financial assets at fair value through other comprehensive income	428
Assets	49,944
Derivative financial instruments	35,217
Other financial liabilities at fair value through profit or loss	1,129
Financial liabilities at amortised cost	2,354
Liabilities	38,700
Off-balance sheet commitments given(1)	11,400
USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	4,514
Other financial assets at fair value through profit or loss	22
Other financial assets at amortised cost	1,191
Financial assets at fair value through other comprehensive income	0
Assets	5,727
Derivative financial instruments	5,205
Other financial liabilities at fair value through profit or loss	69
Financial liabilities at amortised cost	1,319
Liabilities	6,593
Off-balance sheet commitments given(1)	2,126
Other
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	2,149
Other financial assets at fair value through profit or loss	0
Other financial assets at amortised cost	90
Financial assets at fair value through other comprehensive income	0
Assets	2,239
Derivative financial instruments	88
Other financial liabilities at fair value through profit or loss	0
Financial liabilities at amortised cost	0
Liabilities	88
Off-balance sheet commitments given(1)	573
Total
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	40,149
Other financial assets at fair value through profit or loss	990
Other financial assets at amortised cost	16,343
Financial assets at fair value through other comprehensive income	428
Assets	57,910
Derivative financial instruments	40,510
Other financial liabilities at fair value through profit or loss	1,198
Financial liabilities at amortised cost	3,673
Liabilities	45,381
Off-balance sheet commitments given(1)	£ 14,099